Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,861,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,203.52
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $7,861,000.
Net Fee	$ 1,203.52
Narrative - Max Aggregate Offering Price	$ 7,861,000.00
Final Prospectus	true